STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities
Net Loss	$ (7,909,113)	$ (4,023,026)	$ (35,513,000)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	11,677	11,554	101,144
Stock-based compensation	822,452	249,286	2,948,404
Warrant liability	284,692	80,359	365,051
Write-off of intangible assets			85,125
Warrants issued for services			480,400
Warrants issued in connection with note conversion			348,000
Note discount arising from beneficial conversion feature			475,391
Deferred rent	(7,397)	(1,322)	7,351
Loss on disposal of assets	2,677		5,357
Noncash interest expense			311,518
Changes in operating assets and liabilities
Prepaid expenses and other assets	(49,448)	(136,911)	(296,948)
Restricted cash	44,018
Security deposit	(10,455)		(10,455)
Accounts payable	128,799	(448,668)	683,161
Accrued expenses	(166,926)	798,763	1,188,041
Due to related party	15,458	(63,120)	84,756
Net cash used in operating activities	(6,833,566)	(3,533,085)	(28,736,704)
Cash flows from investing activities
Purchase of property and equipment	(23,014)		(100,174)
Cash paid for intangible assets			(85,125)
Proceeds from related party advance			525,000
Repayment of related party advance			(525,000)
Net cash used in investing activities	(23,014)		(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders			5,000
Proceeds from issuance of preferred stock in private placement, net		13,974,230	13,974,230
Proceeds from issuance of common stock in private placement, net			17,690,037
Deferred financing fees paid			(45,000)
Proceeds from issuance of notes payable			1,000,000
Repayment of notes payable			(1,000,000)
Proceeds from issuance of convertible notes payable			3,967,000
Proceeds from exercise of stock options	6,480		9,080
Net cash provided by financing activities	6,480	13,974,230	35,600,347
Net (decrease) increase in cash and cash equivalents	(6,850,100)	10,441,145	6,678,344
Cash and cash equivalents at beginning of period	13,528,444	3,087,299
Cash and cash equivalents at end of period	6,678,344	13,528,444	6,678,344
Supplemental schedule of cash flows information:
Cash paid for interest			80,000
Supplemental schedule of non-cash investing and financing activities:
Conversion of notes payable and interest to common stock			4,278,518
Common shares of Laurier issued in reverse merger transaction			110
Issuance of warrants in connection with private placement of convertible preferred units		3,340,421	3,340,421
Preferred stock dividends paid in connection with conversion	$ 319,074		$ 319,074